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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                          Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2011 through June 30, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



Pioneer Research Fund


--------------------------------------------------------------------------------
Semiannual Report | June 30, 2011
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PATMX
Class B   PBTMX
Class C   PCTMX
Class Y   PRFYX



[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               14
Schedule of Investments                       16
Financial Statements                          25
Notes to Financial Statements                 33
Trustees, Officers and Service Providers      41


                     Pioneer Research Fund | Semiannual Report | 6/30/2011     1

President's Letter

Dear Shareowner,

The U.S. economy went through a soft patch in the first half of 2011, and the second half of the year, so far, has been highlighted by the U.S. government's battle over the debt ceiling and Standard & Poor's downgrade of the U.S. Treasury's credit rating from the top rating of "AAA" for the first time in history. The markets reacted quite negatively to the credit downgrade, and there is concern about the strength of the global economy going forward.

Pioneer is cautiously optimistic that the U.S. economy will see moderate economic growth over the balance of 2011, though at a slower pace than we had expected earlier this year. While housing and employment remain weak, the private sector shows signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to growth remain substantial, including high unemployment, continued delays in the housing sector's recovery, and the fiscal drag of U.S. federal and state budget cuts.

The difficult recovery process has been accompanied by wide market swings. While this is a challenging environment, our investment professionals continue to focus on finding good opportunities to invest in both equity and bond markets using the same disciplined approach Pioneer has used since 1928. Our approach is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at


2     Pioneer Research Fund | Semiannual Report | 6/30/2011
us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.



Sincerely,


/s/ Daniel K. Kingsbury



Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                     Pioneer Research Fund | Semiannual Report | 6/30/2011     3

Portfolio Management Discussion | 6/30/11

In the following interview, Paul Cloonan, CFA, Head of U.S. Equity Research at Pioneer Investments, discusses the six months ended June 30, 2011, and the factors influencing Pioneer Research Fund's performance during that period. Mr. Cloonan is part of the management team responsible for the day-to-day management of the Fund.

Q How would you describe the market environment for equities over the six months ended June 30, 2011?

A While stock prices were up and down during the six-month period, they closed the period with gains. In the first four months of 2011 the equity market continued to advance, driven by strong corporate earnings, improving economic conditions and attractive equity valuations compared with many other asset classes. With short-term interest rates at historically low levels and abundant liquidity due to the Federal Reserve Board's (the Fed's) "quantitative easing" program, investors were less risk-averse and increased their exposure to equities.

   In the last two months of the period, however, the equity market traded below the level it reached in late April, with the Standard and Poor's 500 Index (the S&P 500) posting negative returns in both May and June. The market's decline over the final two months of the period was due to a number of macroeconomic risk factors, including: slowing economic growth; the U.S. debt ceiling and fiscal debate; the sovereign debt crisis in Europe, particularly in Greece; and tighter monetary policies in China and other countries.

   While June was a negative month overall, news of incremental progress on the Greek debt issue sparked a late-month rally in the market, and the S&P 500 still returned a very solid 6.01% over the full six-month period ended June 30, 2011. Corporate earnings continued to be strong during the period; there is risk, however, that future earnings growth could slow as a result of the macro factors discussed above. We saw the less-cyclical sectors, such as health care, perform better in this environment, while the financials sector lagged the market.

Q  How did the Fund perform over the six months ended June 30, 2011?

A Pioneer Research Fund Class A shares returned 5.83% at net asset value over the six months ended June 30, 2011, while the Fund's benchmark, the S&P 500, returned 6.01%. Over the same period, the average return of the 1,098 mutual funds in Lipper's Large Cap Core Funds category was 5.19%.


4     Pioneer Research Fund | Semiannual Report | 6/30/2011

Q What specific factors contributed to the Fund's relative performance compared with the S&P 500 and its Lipper peers over the six months ended June 30, 2011?

A Consistent with our investment strategy, the Fund's relative performance was primarily driven by stock selection rather than sector selection over the six months ended June 30, 2011. The Fund benefited from strong stock selection in several industries, such as technology hardware and equipment, pharmaceuticals and biotechnology, diversified financials, and media. The Fund had weaker stock selection results in the retailing, software and services, and semiconductor industries.

Q Given that stock selection typically is the main driver of the Fund's performance, could you discuss some individual stock picks that either contributed to or detracted from the Fund's relative performance over the six months ended June 30, 2011?

A In technology hardware, the Fund's positions in Dell and Qualcomm both performed well relative to the market and the overall technology sector. Dell has been repositioning itself to provide higher value-added hardware and services solutions to enterprises, while also benefiting from a benign component input cost environment. We believed that most of the positives of the Dell investment case already had been recognized by the market, and so we sold the Fund's position in June, shortly before period end. Qualcomm has remained a major beneficiary of the secular trend toward smart mobile devices, particularly mainstream adoption of 3G handsets globally. The company's competitive position is also seen as improving with the recent closing of the Atheros Communications acquisition, allowing Qualcomm to provide the most complete wireless connectivity solution in the market.

   Among Fund holdings in pharmaceuticals and biotechnology, the share price of Pharmasset more than doubled following the release of promising clinical data related to the company's drugs in development that may become leading treatments for Hepatitis C (HCV).

   In media, the Fund's position in CBS continued to perform well as the company delivered strong earnings driven by robust demand for television advertising and improved profit margins. CBS is also developing new sources of revenues from distribution agreements with cable and satellite TV operators (known as "retransmission revenues"), and from media content sales to distributors such as Netflix. CBS has been generating strong cash flow and recently increased its dividend significantly.

   On the negative side, Target, the retailing giant, reported weaker-than-expected sales while costs of entry into new markets dampened the company's profit growth. We expect that those issues may continue for some time, and so we exited the Fund's position in Target.


                     Pioneer Research Fund | Semiannual Report | 6/30/2011     5

   In software and services, Google's shares declined as the market reacted negatively to an earnings report in April that showed continued strong revenue growth, but also highlighted the company's desire to continue to spend to develop new lines of business. We believe that Google can continue to grow its core businesses and successfully convert current investments into future earnings, and so we retained the Fund's position.

   In the semiconductor and semiconductor equipment group, the Fund's positions in ASM Lithography (ASML) and Applied Materials underperformed relative to the group. Investor sentiment towards semiconductor equipment stocks turned negative following a slowdown in near-term order growth as companies became more cautious about adding capacity due to a weaker outlook for global growth. We continue to believe that semiconductor equipment spending will be stronger than in past cycles and that both ASML and Applied Materials are well-positioned competitively. We have retained both Fund positions.

Q What changes did you make to the Fund's portfolio over the six months ended June 30, 2011, and how have you positioned the Fund heading into the second half of its fiscal year?

A The Fund's portfolio represents what we believe are the best ideas of Pioneer's team of equity research analysts. As such, we frequently add new names or exit positions in the portfolio, and the six-month period ended June 30, 2011, saw many changes.

   In consumer staples, we added Church & Dwight and sold Procter & Gamble, as we expect better growth and profit margin trends at Church & Dwight. Also in consumer staples, we initiated a position in Campbell Soup, as we expect the new management team to improve the company's marketing strategy; the stock also has an attractive valuation. In industrials, we added Ingersoll-Rand, a provider of HVAC systems and other products, as we expect their new management team will drive operational improvements. In financials, we added Discover Financial Services and Capital One Financial, as we believe trends for the two credit card issuers are positive due to improving credit quality and continued recovery in consumer spending. In materials, we added The Mosaic Company, a leading producer of crop nutrients (mainly, concentrated phosphates and potash), to the Fund's portfolio. We believe that the demand outlook for crop nutrients remains positive, partly driven by solid pricing for grain and other agricultural products.

   In health care, we sold drug maker Bristol-Myers Squibb as the stock approached our estimate of fair value, and because we believe we found a more attractive opportunity in Watson Pharmaceuticals. We expect Watson Pharmaceuticals to benefit from positive trends in the generic pharmaceutical market as a number of major branded drugs come off patent in the next


6     Pioneer Research Fund | Semiannual Report | 6/30/2011
   few years, creating opportunities for generic drug manufacturers. In information technology, we sold FLIR Systems, the leader in infrared and thermal imaging equipment, after the stock reached our estimate of fair value, and also due to the increasing risk of further delays in defense spending on technology. We also sold Intel from the portfolio, as we expect that growth in the PC market will remain sluggish and because Intel may face greater competition in the microprocessor market.

Q With the economic recovery having gone through a bit of a rough patch over the past six months, what is your outlook for equities as we move into the second half of 2011?

A We remain optimistic about the outlook for equities, although some of the macro issues we noted earlier may present headwinds for the equity market in the near term. Our optimism on the longer-term outlook for equities is supported by attractive equity valuations relative to other asset classes and our assumption that the economy will continue to grow. In addition, corporate balance sheets and cash flow are strong, which may lead to increased merger-and-acquisition activity, share repurchases and dividend increases.

   We will continue to focus our efforts on stock-picking, which we believe is the Fund's key competitive advantage and primary performance driver. Our approach to stock-picking emphasizes bottom-up, fundamental analysis. We believe our approach is durable and repeatable and can deliver reasonable investment results for the Fund across the business cycle, and in a variety of market conditions.


Please refer to the Schedule of Investments on pages 16-24 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


                     Pioneer Research Fund | Semiannual Report | 6/30/2011     7

Portfolio Summary | 6/30/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                       96.8%
Temporary Cash Investments                                2.6%
Depositary Receipts for International Stocks              0.6%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                   17.5%
Financials                                               14.9%
Energy                                                   12.6%
Health Care                                              12.0%
Industrials                                              11.5%
Consumer Discretionary                                   10.9%
Consumer Staples                                         10.7%
Materials                                                 3.6%
Utilities                                                 3.2%
Telecommunication Services                                3.1%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Exxon Mobil Corp.                  4.28%
----------------------------------------------------
    2.    Apple, Inc.                        3.18
----------------------------------------------------
    3.    JPMorgan Chase & Co.               2.77
----------------------------------------------------
    4.    Comcast Corp.                      2.34
----------------------------------------------------
    5.    Occidental Petroleum Corp.         2.34
----------------------------------------------------
    6.    Oracle Corp.                       2.09
----------------------------------------------------
    7.    Microsoft Corp.                    2.08
----------------------------------------------------
    8.    Pfizer, Inc.                       2.05
----------------------------------------------------
    9.    3M Co.                             1.93
----------------------------------------------------
   10.    Apache Corp.                       1.84
----------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer Research Fund | Semiannual Report | 6/30/2011

Prices and Distributions | 6/30/11

Net Asset Value per Share
--------------------------------------------------------------------------------

-------------------------------------------
     Class     6/30/11          12/31/10
-------------------------------------------
       A       $  9.99           $ 9.44
-------------------------------------------
       B       $  9.41           $ 8.93
-------------------------------------------
       C       $  9.47           $ 8.99
-------------------------------------------
       Y       $ 10.09           $ 9.52
-------------------------------------------


Distributions per Share: 1/1/11-6/30/11
--------------------------------------------------------------------------------

------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
------------------------------------------------------------------------
       A           $ --                  $ --              $ --
------------------------------------------------------------------------
       B           $ --                  $ --              $ --
------------------------------------------------------------------------
       C           $ --                  $ --              $ --
------------------------------------------------------------------------
       Y           $ --                  $ --              $ --
------------------------------------------------------------------------


Index Definition
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-13.


                     Pioneer Research Fund | Semiannual Report | 6/30/2011     9

Performance Update | 6/30/11                                    Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------
                             Net Asset       Public Offering
Period                       Value (NAV)     Price (POP)
--------------------------------------------------------------
10 Years                      3.16%           2.54%
5 Years                       3.87            2.65
1 Year                       33.01           25.37
--------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2011, as revised
May 20, 2011)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              1.53%           1.25%
--------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer         Standard
                                Research        & Poor's
                                 Fund           500 Index
6/30/2001                       $ 9,425         $10,000
6/30/2002                       $ 7,724         $ 8,202
6/30/2003                       $ 7,508         $ 8,223
6/30/2004                       $ 8,795         $ 9,793
6/30/2005                       $ 9,521         $10,412
6/30/2006                       $10,633         $11,310
6/30/2007                       $12,836         $13,637
6/30/2008                       $11,298         $11,849
6/30/2009                       $ 8,572         $ 8,745
6/30/2010                       $ 9,666         $10,006
6/30/2011                       $12,857         $13,076


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Research Fund | Semiannual Report | 6/30/2011

Performance Update | 6/30/11                                    Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
--------------------------------------------------------------
10 Years                      2.27%           2.27%
5 Years                       2.95            2.95
1 Year                       31.79           27.79
--------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2011, as revised
May 20, 2011)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              2.47%           2.15%
--------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer         Standard
                                Research        & Poor's
                                 Fund           500 Index
6/30/2001                       $10,000         $10,000
6/30/2002                       $ 8,128         $ 8,202
6/30/2003                       $ 7,841         $ 8,223
6/30/2004                       $ 9,114         $ 9,793
6/30/2005                       $ 9,783         $10,412
6/30/2006                       $10,824         $11,310
6/30/2007                       $12,955         $13,637
6/30/2008                       $11,306         $11,849
6/30/2009                       $ 8,506         $ 8,745
6/30/2010                       $ 9,497         $10,006
6/30/2011                       $12,516         $13,076


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2012, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                    Pioneer Research Fund | Semiannual Report | 6/30/2011     11

Performance Update | 6/30/11                                    Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
--------------------------------------------------------------
10 Years                      2.32%           2.32%
5 Years                       2.99            2.99
1 Year                       31.71           31.71
--------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2011, as revised
May 20, 2011)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              2.38%           2.15%
--------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer         Standard
                                Research        & Poor's
                                 Fund           500 Index
6/30/2001                       $10,000         $10,000
6/30/2002                       $ 8,144         $ 8,202
6/30/2003                       $ 7,867         $ 8,223
6/30/2004                       $ 9,138         $ 9,793
6/30/2005                       $ 9,818         $10,412
6/30/2006                       $10,857         $11,310
6/30/2007                       $13,013         $13,637
6/30/2008                       $11,373         $11,849
6/30/2009                       $ 8,548         $ 8,745
6/30/2010                       $ 9,550         $10,006
6/30/2011                       $12,579         $13,076


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2012, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Research Fund | Semiannual Report | 6/30/2011

Performance Update | 6/30/11                                    Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
--------------------------------------------------------------
10 Years                      3.36%           3.36%
5 Years                       4.25            4.25
1 Year                       33.30           33.30
--------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2011, as revised
 May 20, 2011)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              0.96%           0.96%
--------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                Pioneer         Standard
                                Research        & Poor's
                                 Fund           500 Index
6/30/2001                       $5,000,000      $5,000,000
6/30/2002                       $4,098,361      $4,101,231
6/30/2003                       $3,983,607      $4,111,344
6/30/2004                       $4,666,667      $4,896,580
6/30/2005                       $5,061,213      $5,205,952
6/30/2006                       $5,652,774      $5,654,894
6/30/2007                       $6,860,223      $6,818,342
6/30/2008                       $6,063,193      $5,924,249
6/30/2009                       $4,620,746      $4,372,299
6/30/2010                       $5,222,397      $5,003,208
6/30/2011                       $6,961,217      $6,538,170


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares on August 11, 2004, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception on August 11, 2004, would have been higher than that shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                    Pioneer Research Fund | Semiannual Report | 6/30/2011     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on actual returns from January 1, 2011 through June 30, 2011.


--------------------------------------------------------------------------------------
Share Class                 A                B                C                Y
--------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 1/1/11
--------------------------------------------------------------------------------------
Ending Account          $ 1,058.30       $ 1,053.80       $ 1,053.40       $ 1,059.90
Value on 6/30/11
--------------------------------------------------------------------------------------
Expenses Paid           $     6.38       $    10.95       $    10.95       $     4.65
During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15%, and 0.91% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14     Pioneer Research Fund | Semiannual Report | 6/30/2011

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2011 through June 30, 2011.


--------------------------------------------------------------------------------------
Share Class                 A                B                C                Y
--------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 1/1/11
--------------------------------------------------------------------------------------
Ending Account          $ 1,018.60       $ 1,014.13       $ 1,014.13       $ 1,020.28
Value on 6/30/11
--------------------------------------------------------------------------------------
Expenses Paid           $     6.26       $    10.74       $    10.74       $     4.56
During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15%, and 0.91% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                    Pioneer Research Fund | Semiannual Report | 6/30/2011     15

Schedule of Investments | 6/30/11 (unaudited)


---------------------------------------------------------------------------
 Shares                                                         Value
---------------------------------------------------------------------------
             COMMON STOCKS -- 99.4%
             ENERGY -- 12.6%
             Integrated Oil & Gas -- 6.6%
  27,774     Exxon Mobil Corp.                                  $ 2,260,248
  11,865     Occidental Petroleum Corp.                           1,234,435
                                                                -----------
                                                                $ 3,494,683
---------------------------------------------------------------------------
             Oil & Gas Drilling -- 0.6%
  12,195     Nabors Industries, Inc.*                           $   300,485
---------------------------------------------------------------------------
             Oil & Gas Equipment & Services -- 1.7%
   7,829     Baker Hughes, Inc.                                 $   568,072
   6,658     Cameron International Corp.*                           334,831
                                                                -----------
                                                                $   902,903
---------------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 3.1%
   7,888     Apache Corp.                                       $   973,300
   5,310     Devon Energy Corp.                                     418,481
   5,869     Southwestern Energy Co.*                               251,663
                                                                -----------
                                                                $ 1,643,444
---------------------------------------------------------------------------
             Oil & Gas Storage & Transportation -- 0.6%
  16,032     El Paso Corp.                                      $   323,846
                                                                -----------
             Total Energy                                       $ 6,665,361
---------------------------------------------------------------------------
             MATERIALS -- 3.6%
             Diversified Metals & Mining -- 1.1%
  10,718     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   566,982
---------------------------------------------------------------------------
             Fertilizers & Agricultural Chemicals -- 0.5%
   3,658     The Mosaic Co.*                                    $   247,756
---------------------------------------------------------------------------
             Metal & Glass Containers -- 0.7%
  15,660     Owens-Illinois, Inc.*                              $   404,185
---------------------------------------------------------------------------
             Paper Packaging -- 0.4%
   8,210     Packaging Corp. of America                         $   229,798
---------------------------------------------------------------------------
             Specialty Chemicals -- 0.9%
   8,285     Ecolab, Inc.                                       $   467,108
                                                                -----------
             Total Materials                                    $ 1,915,829
---------------------------------------------------------------------------
             CAPITAL GOODS -- 9.5%
             Aerospace & Defense -- 3.5%
   5,408     Northrop Grumman Corp.*                            $   375,045
  20,900     Textron, Inc.                                          493,449
  10,896     United Technologies Corp.                              964,405
                                                                -----------
                                                                $ 1,832,899
---------------------------------------------------------------------------
             Construction & Engineering -- 0.6%
   8,909     KBR, Inc.                                          $   335,780
---------------------------------------------------------------------------
             Construction & Farm Machinery & Heavy Trucks -- 0.4%
  13,200     The Manitowoc Co., Inc.*                           $   222,288
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Research Fund | Semiannual Report | 6/30/2011

-------------------------------------------------------------
 Shares                                           Value
-------------------------------------------------------------
             Industrial Conglomerates -- 1.9%
  10,725     3M Co.                               $ 1,017,266
-------------------------------------------------------------
             Industrial Machinery -- 3.1%
  11,772     Crane Co.                            $   581,655
   8,500     Ingersoll-Rand Plc                       385,985
   7,893     SPX Corp.                                652,435
                                                  -----------
                                                  $ 1,620,075
                                                  -----------
             Total Capital Goods                  $ 5,028,308
-------------------------------------------------------------
             TRANSPORTATION -- 2.0%
             Air Freight & Couriers -- 0.8%
   6,081     United Parcel Service, Inc.          $   443,487
-------------------------------------------------------------
             Railroads -- 1.2%
   5,856     Union Pacific Corp.                  $   611,366
                                                  -----------
             Total Transportation                 $ 1,054,853
-------------------------------------------------------------
             CONSUMER SERVICES -- 3.4%
             Hotels, Resorts & Cruise Lines -- 0.4%
   5,267     Marriott International, Inc.         $   186,926
-------------------------------------------------------------
             Restaurants -- 3.0%
   1,970     Chipotle Mexican Grill, Inc.*(b)     $   607,134
   6,981     McDonald's Corp.                         588,638
  10,465     Starbucks Corp.                          413,263
                                                  -----------
                                                  $ 1,609,035
                                                  -----------
             Total Consumer Services              $ 1,795,961
-------------------------------------------------------------
             MEDIA -- 4.1%
             Broadcasting -- 0.9%
  17,491     CBS Corp. (Class B)                  $   498,319
-------------------------------------------------------------
             Cable & Satellite -- 2.3%
  48,819     Comcast Corp.                        $ 1,237,073
-------------------------------------------------------------
             Movies & Entertainment -- 0.9%
   9,051     Viacom, Inc. (Class B)               $   461,601
                                                  -----------
             Total Media                          $ 2,196,993
-------------------------------------------------------------
             RETAILING -- 3.3%
             Department Stores -- 0.9%
  15,759     Macys, Inc.                          $   460,793
-------------------------------------------------------------
             General Merchandise Stores -- 0.4%
   4,528     Family Dollar Stores, Inc.           $   237,992
-------------------------------------------------------------
             Internet Retail -- 1.6%
   4,079     Amazon.com, Inc.*                    $   834,115
-------------------------------------------------------------
             Specialty Stores -- 0.4%
  14,063     Staples, Inc.                        $   222,195
                                                  -----------
             Total Retailing                      $ 1,755,095
-------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2011     17

---------------------------------------------------------------
 Shares                                             Value
---------------------------------------------------------------
            FOOD & DRUG RETAILING -- 2.1%
            Drug Retail -- 0.7%
   9,040    Walgreen Co.                            $   383,838
---------------------------------------------------------------
            Hypermarkets & Supercenters -- 1.4%
  14,228    Wal-Mart Stores, Inc.                   $   756,076
                                                    -----------
            Total Food & Drug Retailing             $ 1,139,914
---------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 6.1%
            Distillers & Vintners -- 0.5%
  14,184    Constellation Brands, Inc.*             $   295,311
---------------------------------------------------------------
            Packaged Foods & Meats -- 1.7%
  14,243    Campbell Soup Co. (b)                   $   492,096
   6,974    Hershey Foods Corp.                         396,472
                                                    -----------
                                                    $   888,568
---------------------------------------------------------------
            Soft Drinks -- 2.5%
  12,996    Coca-Cola Co.                           $   874,501
   5,587    Hansen Natural Corp.*                       452,268
                                                    -----------
                                                    $ 1,326,769
---------------------------------------------------------------
            Tobacco -- 1.4%
  11,050    Philip Morris International             $   737,809
                                                    -----------
            Total Food, Beverage & Tobacco          $ 3,248,457
---------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 2.4%
            Household Products -- 1.0%
  13,107    Church & Dwight Co, Inc.                $   531,358
---------------------------------------------------------------
            Personal Products -- 1.4%
   7,071    Estee Lauder Co.                        $   743,798
                                                    -----------
            Total Household & Personal Products     $ 1,275,156
---------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 3.7%
            Health Care Distributors -- 0.4%
   3,972    Cardinal Health, Inc.                   $   180,408
---------------------------------------------------------------
            Health Care Equipment -- 1.0%
   4,845    Baxter International, Inc.              $   289,198
   4,858    Covidien, Ltd.                              258,591
                                                    -----------
                                                    $   547,789
---------------------------------------------------------------
            Health Care Services -- 0.8%
   1,727    DaVita, Inc.*                           $   149,575
   4,947    Medco Health Solutions, Inc.*               279,604
                                                    -----------
                                                    $   429,179
---------------------------------------------------------------
            Managed Health Care -- 1.5%
   5,511    Aetna, Inc.                             $   242,980

The accompanying notes are an integral part of these financial statements.

18     Pioneer Research Fund | Semiannual Report | 6/30/2011

-------------------------------------------------------------------
 Shares                                                 Value
-------------------------------------------------------------------
             Managed Health Care -- (continued)
  10,949     United Healthcare Group, Inc.              $   564,749
                                                        -----------
                                                        $   807,729
                                                        -----------
             Total Health Care Equipment & Services     $ 1,965,105
-------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 8.2%
             Biotechnology -- 2.4%
   2,392     Alexion Pharmaceuticals, Inc.*             $   112,496
   5,654     Amgen, Inc.*                                   329,911
   7,676     Cubist Pharmaceuticals, Inc.*                  276,259
   6,130     Incyte Genomics, Inc.*(b)                      116,102
   1,798     Pharmasset, Inc.*                              201,736
   4,905     Vertex Pharmaceuticals, Inc.*                  255,011
                                                        -----------
                                                        $ 1,291,515
-------------------------------------------------------------------
             Pharmaceuticals -- 5.8%
   3,630     Allergan, Inc.                             $   302,198
   5,281     Hospira, Inc.*                                 299,221
  18,577     Merck & Co., Inc.                              655,582
  13,279     Mylan, Inc.*                                   327,593
  52,620     Pfizer, Inc.                                 1,083,972
   5,540     Watson Pharmaceuticals, Inc.*                  380,764
                                                        -----------
                                                        $ 3,049,330
                                                        -----------
             Total Pharmaceuticals & Biotechnology      $ 4,340,845
-------------------------------------------------------------------
             BANKS -- 3.8%
             Diversified Banks -- 2.0%
   6,279     Comerica, Inc.                             $   217,065
  30,049     Wells Fargo & Co.                              843,175
                                                        -----------
                                                        $ 1,060,240
-------------------------------------------------------------------
             Regional Banks -- 1.8%
  34,546     KeyCorp                                    $   287,768
  11,128     PNC Bank Corp.                                 663,340
                                                        -----------
                                                        $   951,108
                                                        -----------
             Total Banks                                $ 2,011,348
-------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 6.9%
             Asset Management & Custody Banks -- 1.4%
   3,699     Franklin Resources, Inc.                   $   485,642
   5,600     State Street Corp.                             252,504
                                                        -----------
                                                        $   738,146
-------------------------------------------------------------------
             Consumer Finance -- 1.6%
   7,761     Capital One Financial Corp.                $   401,011
  17,230     Discover Financial Services, Inc.*             460,903
                                                        -----------
                                                        $   861,914
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2011     19

------------------------------------------------------------
 Shares                                          Value
------------------------------------------------------------
             Diversified Finance Services -- 2.8%
  35,743     JPMorgan Chase & Co.                $ 1,463,318
------------------------------------------------------------
             Investment Banking & Brokerage -- 0.7%
   4,607     Lazard, Ltd.                        $   170,920
  11,157     TD Ameritrade Holding Corp.             217,673
                                                 -----------
                                                 $   388,593
------------------------------------------------------------
             Specialized Finance -- 0.4%
     710     CME Group, Inc.                     $   207,029
                                                 -----------
             Total Diversified Financials        $ 3,659,000
------------------------------------------------------------
             INSURANCE -- 4.1%
             Life & Health Insurance -- 2.4%
   7,868     Aflac, Inc.                         $   367,278
   8,170     Prudential Financial, Inc.              519,530
  15,534     Unum Group                              395,806
                                                 -----------
                                                 $ 1,282,614
------------------------------------------------------------
             Property & Casualty Insurance -- 1.7%
   8,008     ACE, Ltd.                           $   527,087
  12,341     Allstate Corp.                          376,771
                                                 -----------
                                                 $   903,858
                                                 -----------
             Total Insurance                     $ 2,186,472
------------------------------------------------------------
             SOFTWARE & SERVICES -- 8.4%
             Application Software -- 1.6%
   4,416     Citrix Systems, Inc.*               $   353,280
  24,901     Compuware Corp.*                        243,034
  11,045     Nuance Communications, Inc.*(b)         237,136
                                                 -----------
                                                 $   833,450
------------------------------------------------------------
             Internet Software & Services -- 2.1%
   1,697     Google, Inc.*                       $   859,327
  17,986     Yahoo!, Inc.*                           270,509
                                                 -----------
                                                 $ 1,129,836
------------------------------------------------------------
             Systems Software -- 4.7%
  42,255     Microsoft Corp.                     $ 1,098,630
  33,492     Oracle Corp.                          1,102,222
   5,427     Rovi Corp.*                             311,293
                                                 -----------
                                                 $ 2,512,145
                                                 -----------
             Total Software & Services           $ 4,475,431
------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 7.1%
             Communications Equipment -- 1.9%
  10,400     Juniper Networks, Inc.*             $   327,600
  12,472     Qualcomm, Inc.                          708,285
                                                 -----------
                                                 $ 1,035,885
------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20     Pioneer Research Fund | Semiannual Report | 6/30/2011

---------------------------------------------------------------------------
 Shares                                                         Value
---------------------------------------------------------------------------
                    Computer Hardware -- 3.2%
         5,003      Apple, Inc.*                                $ 1,679,357
---------------------------------------------------------------------------
                    Office Electronics -- 1.1%
        57,856      Xerox Corp.                                 $   602,281
---------------------------------------------------------------------------
                    Technology Distributors -- 0.9%
         4,751      Arrow Electronics, Inc.*                    $   197,167
        14,182      Ingram Micro, Inc.*                             257,261
                                                                -----------
                                                                $   454,428
                                                                -----------
                    Total Technology Hardware & Equipment       $ 3,771,951
---------------------------------------------------------------------------
                    SEMICONDUCTORS -- 1.9%
                    Semiconductor Equipment -- 1.3%
        27,522      Applied Materials, Inc.                     $   358,061
         8,345      ASM Lithography Holdings NV (A.D.R.)            308,431
                                                                -----------
                                                                $   666,492
---------------------------------------------------------------------------
                    Semiconductors -- 0.6%
         8,400      Analog Devices, Inc.                        $   328,776
                                                                -----------
                    Total Semiconductors                        $   995,268
---------------------------------------------------------------------------
                    TELECOMMUNICATION SERVICES -- 3.0%
                    Integrated Telecommunication Services -- 3.0%
        15,931      CenturyLink, Inc.                           $   644,090
        19,969      Verizon Communications, Inc.                    743,446
        16,334      Windstream Corp.                                211,689
                                                                -----------
                                                                $ 1,599,225
                                                                -----------
                    Total Telecommunication Services            $ 1,599,225
---------------------------------------------------------------------------
                    UTILITIES -- 3.2%
                    Electric Utilities -- 1.9%
        19,644      American Electric Power Co., Inc.*          $   740,186
         9,644      PPL Corp.                                       268,393
                                                                -----------
                                                                $ 1,008,579
---------------------------------------------------------------------------
                    Multi-Utilities -- 1.3%
        24,214      Ameren Corp.                                $   698,332
                                                                -----------
                    Total Utilities                             $ 1,706,911
---------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Cost $41,446,858)                          $52,787,483
---------------------------------------------------------------------------
    Principal
    Amount ($)
---------------------------------------------------------------------------
                    TEMPORARY CASH INVESTMENTS -- 2.7%
                    SECURITIES LENDING COLLATERAL -- 2.7% (c)
                    Certificates of Deposit:
        42,125      Bank of America NA, 0.19%, 9/2/11           $    42,125
        42,125      Bank of Montreal Chicago, 0.12%, 7/8/11          42,125


The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2011     21

------------------------------------------------------------------------------------
Principal
Amount ($)                                                                 Value
------------------------------------------------------------------------------------
               Certificates of Deposit: (continued)
    33,700     Bank of Nova Scotia, 0.30%, 6/11/12                       $    33,700
     8,425     Bank of Nova Scotia, 0.25%, 9/29/12                             8,425
    19,588     BBVA Group NY, 0.47%, 8/10/11                                  19,588
    23,590     BBVA Group NY, 0.36%, 7/7/11                                   23,590
    29,488     BBVA Group NY, 1.19%, 7/26/11                                  29,488
     5,898     BNP Paribas Bank NY, 0.27%, 8/5/11                              5,898
    42,131     Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11          42,131
    33,700     DnB NOR Bank ASA NY, 0.18%, 8/10/11                            33,700
    21,062     National Australia Bank NY, 0.29%, 10/19/11                    21,062
    46,345     RaboBank Netherland NV NY, 0.29%, 4/2/12                       46,345
    25,275     Royal Bank of Canada NY, 0.32%, 12/2/11                        25,275
    16,850     SOCGEN NY, 0.28%, 7/11/11                                      16,850
     8,425     SOCGEN NY, 0.26%, 7/14/11                                       8,425
    12,638     SOCGEN NY, 0.16%, 7/7/11                                       12,638
    42,125     Westpac Banking Corp. NY, 0.32%, 12/6/11                       42,125
                                                                         -----------
                                                                         $   453,490
------------------------------------------------------------------------------------
               Commercial Paper:
    16,850     American Honda Finance, 0.34%, 1/11/12                    $    16,850
    25,268     Australia & New Zealand Banking Group, 0.34%, 9/6/11           25,268
    15,427     Australia & New Zealand Banking Group, 0.87%, 8/4/11           15,427
     6,318     BCSFUN, 0.22%, 7/29/11                                          6,318
    42,118     CBAPP, 0.20%, 8/3/11                                           42,118
     4,637     General Electric Capital Corp., 0.44%, 11/21/11                 4,637
    38,327     HSBC, 0.17%, 8/9/11                                            38,327
    37,913     JPMorgan Chase & Co., 0.30%, 7/17/12                           37,913
    37,878     NESCAP, 0.25%, 12/20/11                                        37,878
    33,696     NORDNA, 0.27%, 7/18/11                                         33,696
    33,698     PARFIN, 0.25%, 7/11/11                                         33,698
    21,063     Royal Bank of Canada NY, 0.30%, 6/29/12                        21,063
    21,060     SANCPU, 0.39%, 7/11/11                                         21,060
    21,039     SANCPU, 0.73%, 9/1/11                                          21,039
    25,262     Sanofi Aventis, 0.68%, 10/20/11                                25,262
    29,470     SEB, 0.30%, 9/12/11                                            29,470
    16,844     SOCNAM, 0.22%, 9/1/11                                          16,844
    42,125     Svenska Handelsbanken, 0.29%, 6/29/12                          42,125
    42,125     Toyota Motor Credit Corp., 0.32%, 9/8/11                       42,125
    17,903     UXTPP, 0.32%, 7/1/11                                           17,903
    21,060     VARFUN, 0.32%, 8/4/11                                          21,060
     4,886     VARFUN, 0.32%, 8/8/11                                           4,886
    11,793     VARFUN, 0.32%, 8/9/11                                          11,793
    16,854     Wachovia, 0.41%, 10/15/11                                      16,854
    12,647     Wachovia, 0.40%, 3/1/12                                        12,647
     8,430     Wells Fargo & Co., 0.36%, 1/24/12                               8,430
                                                                         -----------
                                                                         $   604,691
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22     Pioneer Research Fund | Semiannual Report | 6/30/2011

-------------------------------------------------------------------------
Principal
Amount ($)                                                    Value
-------------------------------------------------------------------------
                  Tri-party Repurchase Agreements:
      4,274       Barclays Capital Plc, 0.01%, 7/1/11         $     4,274
     42,125       Deutsche Bank AG, 0.01%, 7/1/11                  42,125
     42,125       HSBC Bank USA NA, 0.01%, 7/1/11                  42,125
    126,376       RBS Securities, Inc., 0.02%, 7/1/11             126,376
                                                              -----------
                                                              $   214,900
                                                              -----------
 Shares
-------------------------------------------------------------------------
                  Money Market Mutual Funds:
     67,401       Dreyfus Preferred Money Market Fund         $    67,401
     67,401       Fidelity Prime Money Market Fund                 67,401
                                                              -----------
                                                              $   134,802
                                                              -----------
                  Total Securities Lending Collateral         $ 1,407,883
-------------------------------------------------------------------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $1,407,883)                           $ 1,407,883
-------------------------------------------------------------------------
                  TOTAL INVESTMENT IN SECURITIES -- 102.1%
                  (Cost $42,854,741) (a)                      $54,195,366
-------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES -- (2.1)%      $(1,097,583)
-------------------------------------------------------------------------
                  TOTAL NET ASSETS -- 100.0%                  $53,097,783
=========================================================================

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At June 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $44,122,988 was as follows:


Aggregate gross unrealized gain for all investments in which there is an
  excess of value over tax cost                                               $ 11,730,010
Aggregate gross unrealized loss for all investments in which there is an
  excess of tax cost over value                                                 (1,657,632)
                                                                              ------------
Net unrealized gain                                                           $ 10,072,378
                                                                              ============


(b)      At June 30, 2011, the following securities were out on loan:


------------------------------------------------------------
    Shares      Security                          Value
------------------------------------------------------------
     14,100     Campbell Soup Co.                 $  487,155
      1,800     Chipotle Mexican Grill, Inc.*        554,742
      5,435     Incyte Genomics, Inc.*               102,939
     11,000     Nuance Communications, Inc.*         236,170
------------------------------------------------------------
                Total                             $1,381,006
============================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2011 aggregated $17,993,726 and $34,967,954, respectively.


The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2011     23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


  The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund's assets:


----------------------------------------------------------------------------------------
                                 Level 1          Level 2        Level 3      Total
----------------------------------------------------------------------------------------
 Common Stocks                  $52,787,483      $       --      $  --       $52,787,483
 Temporary Cash Investments              --       1,273,081         --         1,273,081
 Money Market Mutual Funds          134,802              --         --           134,802
----------------------------------------------------------------------------------------
  Total                         $52,922,285      $1,273,081       $ --       $54,195,366
========================================================================================


The accompanying notes are an integral part of these financial statements.

24     Pioneer Research Fund | Semiannual Report | 6/30/2011

Statement of Assets and Liabilities | 6/30/11 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of
   $1,381,006) (cost $42,854,741)                                            $ 54,195,366
  Cash                                                                              7,409
  Receivables --
   Investment securities sold                                                     305,653
   Fund shares sold                                                                 3,734
   Dividends                                                                       64,995
   Due from Pioneer Investment Management, Inc.                                     8,460
  Other                                                                            29,527
-----------------------------------------------------------------------------------------
     Total assets                                                            $ 54,615,144
-----------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                   $     62,422
   Upon return of securities loaned                                             1,407,883
  Due to affiliates                                                                 4,502
  Accrued expenses                                                                 42,554
-----------------------------------------------------------------------------------------
     Total liabilities                                                       $  1,517,361
-----------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                            $ 73,532,120
  Undistributed net investment income                                             193,050
  Accumulated net realized loss on investments and foreign currency
   transactions                                                               (31,968,006)
  Net unrealized gain on investments                                           11,340,625
  Net unrealized loss on assets and liabilities denominated in foreign
   currencies                                                                          (6)
-----------------------------------------------------------------------------------------
     Total net assets                                                        $ 53,097,783
=========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $15,639,016/1,565,751 shares)                            $       9.99
  Class B (based on $2,742,782/291,494 shares)                               $       9.41
  Class C (based on $1,975,370/208,618 shares)                               $       9.47
  Class Y (based on $32,740,615/3,245,114 shares)                            $      10.09
MAXIMUM OFFERING PRICE:
  Class A ($9.99 [divided by] 94.25%)                                        $      10.60
=========================================================================================


The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2011     25

Statement of Operations (unaudited)

For the Six Months Ended 6/30/11


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $3,299)                      $   532,921
  Interest                                                                          94
  Income from securities loaned, net                                             1,301
-----------------------------------------------------------------------------------------------------------
     Total investment income                                                                   $    534,316
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                          $   206,545
  Transfer agent fees
   Class A                                                                      15,209
   Class B                                                                       6,790
   Class C                                                                       2,322
   Class Y                                                                         503
  Distribution fees
   Class A                                                                      18,406
   Class B                                                                      15,888
   Class C                                                                       9,083
  Shareholder communications expense                                             9,690
  Administrative reimbursements                                                  9,351
  Custodian fees                                                                 6,869
  Registration fees                                                             21,565
  Professional fees                                                             22,491
  Printing expense                                                              14,213
  Fees and expenses of nonaffiliated trustees                                    3,544
  Miscellaneous                                                                  4,658
-----------------------------------------------------------------------------------------------------------
     Total expenses                                                                            $    367,127
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                                          (21,533)
-----------------------------------------------------------------------------------------------------------
     Net expenses                                                                              $    345,594
-----------------------------------------------------------------------------------------------------------
       Net investment income (loss)                                                            $    188,722
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                             $ 6,579,112
   Class action                                                                    175
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                          (4,558)        $  6,574,729
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments:
   Investments                                                             $(2,860,504)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                                (6)      $ (2,860,510)
-----------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                    $  3,714,219
-----------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                         $  3,902,941
===========================================================================================================


The accompanying notes are an integral part of these financial statements.

26     Pioneer Research Fund | Semiannual Report | 6/30/2011

Statement of Changes in Net Assets

For the Six Months Ended 6/30/11 and the Year Ended 12/31/10, respectively


--------------------------------------------------------------------------------------------------
                                                                   Six Months
                                                                   Ended
                                                                   6/30/11             Year Ended
                                                                   (unaudited)         12/31/10
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $    188,722        $   436,539
Net realized gain on investments, class action and foreign
  currency transactions                                               6,574,729          6,542,204
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                              (2,860,510)         2,212,365
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations            $  3,902,941        $ 9,191,108
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.05 per share, respectively)               $         --        $   (71,140)
   Class B ($0.00 and $0.00 per share, respectively)                         --                 --
   Class C ($0.00 and $0.00 per share, respectively)                         --                 --
   Class Y ($0.00 and $0.08 per share, respectively)                         --           (377,644)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $         --        $  (448,784)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $  3,619,541        $ 3,998,574
Reinvestment of distributions                                                --             65,785
Cost of shares repurchased                                          (21,188,892)       (10,528,619)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                                  $(17,569,351)       $(6,464,260)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           $(13,666,410)       $ 2,278,064
NET ASSETS:
Beginning of period                                                  66,764,193         64,486,129
--------------------------------------------------------------------------------------------------
End of period                                                      $ 53,097,783        $66,764,193
==================================================================================================
Undistributed net investment income                                $    193,050        $     4,328
==================================================================================================


The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2011     27

---------------------------------------------------------------------------------------------------
                                    '11 Shares        '11 Amount         '10 Shares     '10 Amount
                                    (unaudited)       (unaudited)
---------------------------------------------------------------------------------------------------
Class A
Shares sold                             236,665       $   2,326,568         258,324     $ 2,197,792
Reinvestment of distributions                --                  --           6,924          64,665
Less shares repurchased                (142,459)         (1,403,916)       (482,650)     (3,980,029)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)               94,206       $     922,652        (217,402)    $(1,717,572)
===================================================================================================
Class B
Shares sold                              44,895       $     414,607          23,467     $   195,010
Less shares repurchased                (137,915)         (1,276,364)       (209,949)     (1,670,544)
---------------------------------------------------------------------------------------------------
   Net decrease                         (93,020)      $    (861,757)       (186,482)    $(1,475,534)
===================================================================================================
Class C
Shares sold                              36,559       $     340,366          58,905     $   473,653
Less shares repurchased                  (9,258)            (86,912)        (58,823)       (463,357)
---------------------------------------------------------------------------------------------------
   Net increase                          27,301       $     253,454              82     $    10,296
===================================================================================================
Class Y
Shares sold                              54,003       $     538,000         134,166     $ 1,132,119
Reinvestment of distributions                --                  --             119           1,120
Less shares repurchased              (1,830,633)        (18,421,700)       (516,642)     (4,414,689)
---------------------------------------------------------------------------------------------------
   Net decrease                      (1,776,630)      $ (17,883,700)       (382,357)    $(3,281,450)
===================================================================================================


The accompanying notes are an integral part of these financial statements.

28     Pioneer Research Fund | Semiannual Report | 6/30/2011

Financial Highlights

-------------------------------------------------------------------------------------------------------
                                                                           Six Months Ended    Year
                                                                           6/30/11             Ended
                                                                           (unaudited)         12/31/10
Class A
Net asset value, beginning of period                                       $  9.44             $  8.21
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $  0.02             $  0.05
 Net realized and unrealized gain (loss) on investments                       0.53                1.23
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $  0.55             $  1.28
Distributions to shareowners:
 Net investment income                                                          --               (0.05)
 Net realized gain                                                              --                  --
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  0.55             $  1.23
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  9.99             $  9.44
=======================================================================================================
Total return*                                                                 5.83%              15.58%
Ratio of net expenses to average net assets+                                  1.25%**             1.25%
Ratio of net investment income to average net assets+                         0.48%**             0.56%
Portfolio turnover rate                                                         57%**               57%
Net assets, end of period (in thousands)                                   $15,639             $13,890
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                 1.47%**             1.53%
 Net investment income                                                        0.26%**             0.28%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                 1.25%**             1.25%
 Net investment income                                                        0.48%**             0.56%
=======================================================================================================


-----------------------------------------------------------------------------------------------------------------------
                                                                         Year         Year         Year         Year
                                                                         Ended        Ended        Ended        Ended
                                                                         12/31/09     12/31/08     12/31/07     12/31/06
-----------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                     $  6.43      $ 10.09      $ 11.23      $  9.80
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.06      $  0.09      $  0.06      $  0.04
 Net realized and unrealized gain (loss) on investments                     1.81        (3.65)        0.75         1.44
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  1.87      $ (3.56)     $  0.81      $  1.48
Distributions to shareowners:
 Net investment income                                                     (0.09)       (0.10)       (0.05)       (0.05)
 Net realized gain                                                            --           --        (1.90)          --
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  1.78      $ (3.66)     $ (1.14)     $  1.43
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  8.21      $  6.43      $ 10.09      $ 11.23
=======================================================================================================================
Total return*                                                              29.11%      (35.22)%       6.98%       15.11%
Ratio of net expenses to average net assets+                                1.25%        1.26%        1.21%        1.26%
Ratio of net investment income to average net assets+                       0.90%        0.96%        0.56%        0.79%
Portfolio turnover rate                                                       90%          87%          82%         184%
Net assets, end of period (in thousands)                                 $13,866      $10,110      $18,022      $19,168
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               1.62%        1.36%        1.21%        1.43%
 Net investment income                                                      0.53%        0.85%        0.56%        0.62%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                               1.25%        1.25%        1.20%        1.25%
 Net investment income                                                      0.90%        0.96%        0.56%        0.80%
=======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


                     Pioneer Research Fund | Semiannual Report | 6/30/2011    29

------------------------------------------------------------------------------------------------------
                                                                          Six Months Ended    Year
                                                                          6/30/11             Ended
                                                                          (unaudited)         12/31/10
------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                      $  8.93             $  7.80
------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                             $ (0.02)            $ (0.03)
 Net realized and unrealized gain (loss) on investments                      0.50                1.16
------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                      $  0.48             $  1.13
Distributions to shareowners:
 Net investment income                                                         --                  --
 Net realized gain                                                             --                  --
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $  0.48             $  1.13
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  9.41             $  8.93
======================================================================================================
Total return*                                                                5.38%              14.49%
Ratio of net expenses to average net assets+                                 2.15%**             2.15%
Ratio of net investment income (loss) to average net assets+                (0.45)%**           (0.36)%
Portfolio turnover rate                                                        57%**               57%
Net assets, end of period (in thousands)                                  $ 2,743             $ 3,434
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                2.43%**             2.47%
 Net investment loss                                                        (0.73)%**           (0.68)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                2.15%**             2.15%
 Net investment income (loss)                                               (0.45)%**           (0.36)%
======================================================================================================


-----------------------------------------------------------------------------------------------------------------------
                                                                         Year         Year         Year         Year
                                                                         Ended        Ended        Ended        Ended
                                                                         12/31/09     12/31/08     12/31/07     12/31/06
-----------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                     $  6.10      $  9.52      $ 10.73      $  9.42
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                            $  0.00(a)   $  0.00(a)   $ (0.03)     $ (0.01)
 Net realized and unrealized gain (loss) on investments                     1.71        (3.41)        0.72         1.33
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  1.71      $ (3.41)     $  0.69      $  1.32
Distributions to shareowners:
 Net investment income                                                     (0.01)       (0.01)          --        (0.01)
 Net realized gain                                                            --           --        (1.90)          --
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  1.70      $ (3.42)     $ (1.21)     $  1.31
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  7.80      $  6.10      $  9.52      $ 10.73
=======================================================================================================================
Total return*                                                              27.98%      (35.83)%       6.14%       14.04%
Ratio of net expenses to average net assets+                                2.15%        2.16%        2.07%        2.15%
Ratio of net investment income (loss) to average net assets+                0.03%        0.02%       (0.30)%      (0.11)%
Portfolio turnover rate                                                       90%          87%          82%         184%
Net assets, end of period (in thousands)                                 $ 4,453      $ 5,908      $13,655      $16,779
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               2.54%        2.22%        2.07%        2.18%
 Net investment loss                                                       (0.36)%      (0.04)%      (0.30)%      (0.14)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                               2.15%        2.15%        2.07%        2.15%
 Net investment income (loss)                                               0.03%        0.03%       (0.30)%      (0.11)%
=======================================================================================================================

(a)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

30    Pioneer Research Fund | Semiannual Report | 6/30/2011

------------------------------------------------------------------------------------------------------
                                                                         Six Months Ended    Year
                                                                         6/30/11             Ended
                                                                         (unaudited)         12/31/10
------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                     $  8.99             $  7.85
------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                            $ (0.02)            $ (0.03)
 Net realized and unrealized gain (loss) on investments                     0.50                1.17
------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  0.48             $  1.14
Distributions to shareowners:
 Net investment income                                                        --                  --
 Net realized gain                                                            --                  --
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  0.48             $  1.14
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  9.47             $  8.99
======================================================================================================
Total return*                                                               5.34%              14.52%
Ratio of net expenses to average net assets+                                2.15%**             2.15%
Ratio of net investment income (loss) to average net assets+               (0.42)%**           (0.33)%
Portfolio turnover rate                                                       57%**               57%
Net assets, end of period (in thousands)                                 $ 1,975             $ 1,630
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               2.25%**             2.38%
 Net investment income (loss)                                              (0.52)%**           (0.56)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                               2.15%**             2.15%
 Net investment income (loss)                                              (0.42)%**           (0.33)%
======================================================================================================


-----------------------------------------------------------------------------------------------------------------------
                                                                         Year         Year         Year         Year
                                                                         Ended        Ended        Ended        Ended
                                                                         12/31/09     12/31/08     12/31/07     12/31/06
-----------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                     $  6.16      $  9.60      $ 10.80      $  9.47
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                            $  0.00(a)   $  0.02      $ (0.02)     $ (0.03)
 Net realized and unrealized gain (loss) on investments                     1.72        (3.45)        0.72         1.36
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  1.72      $ (3.43)     $  0.70      $  1.33
Distributions to shareowners:
 Net investment income                                                     (0.03)       (0.01)          --           --
 Net realized gain                                                            --           --        (1.90)          --
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  1.69      $ (3.44)     $ (1.20)     $  1.33
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  7.85      $  6.16      $  9.60      $ 10.80
=======================================================================================================================
Total return*                                                              27.93%      (35.72)%       6.20%       14.04%
Ratio of net expenses to average net assets+                                2.15%        2.05%        1.95%        2.16%
Ratio of net investment income (loss) to average net assets+                0.01%        0.14%       (0.18)%      (0.28)%
Portfolio turnover rate                                                       90%          87%          82%         184%
Net assets, end of period (in thousands)                                 $ 1,422      $ 1,230      $ 2,945      $ 2,716
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               2.50%        2.05%        1.95%        2.23%
 Net investment income (loss)                                              (0.34)%       0.14%       (0.18)%      (0.35)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                               2.15%        2.05%        1.94%        2.15%
 Net investment income (loss)                                               0.01%        0.14%       (0.17)%      (0.27)%
=======================================================================================================================

(a)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                     Pioneer Research Fund | Semiannual Report | 6/30/2011    31

------------------------------------------------------------------------------------------------------
                                                                         Six Months Ended    Year
                                                                         6/30/11             Ended
                                                                         (unaudited)         12/31/10
------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                     $  9.52             $  8.28
------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.05             $  0.08
 Net realized and unrealized gain (loss) on investments                     0.52                1.24
------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  0.57             $  1.32
Distributions to shareowners:
 Net investment income                                                        --               (0.08)
 Net realized gain                                                            --                  --
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  0.57             $  1.24
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 10.09             $  9.52
======================================================================================================
Total return*                                                               5.99%              15.89%
Ratio of net expenses to average net assets+                                0.91%**             0.96%
Ratio of net investment income to average net assets+                       0.75%**             0.86%
Portfolio turnover rate                                                       57%**               57%
Net assets, end of period (in thousands)                                 $32,741             $47,810
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               0.91%**             0.96%
 Net investment income                                                      0.75%**             0.86%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                               0.91%**             0.96%
 Net investment income                                                      0.75%**             0.86%
======================================================================================================


------------------------------------------------------------------------------------------------------------------------
                                                                         Year         Year         Year         Year
                                                                         Ended        Ended        Ended        Ended
                                                                         12/31/09     12/31/08     12/31/07     12/31/06
------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                     $  6.48      $ 10.19      $  11.31     $   9.87
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.12      $  0.14      $   0.10     $   0.08
 Net realized and unrealized gain (loss) on investments                     1.79        (3.71)         0.78         1.43
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  1.91      $ (3.57)     $   0.88     $   1.51
Distributions to shareowners:
 Net investment income                                                     (0.11)       (0.14)        (0.10)       (0.07)
 Net realized gain                                                            --           --         (1.90)          --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  1.80      $ (3.71)     $  (1.12)    $   1.44
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  8.28      $  6.48      $  10.19     $  11.31
========================================================================================================================
Total return*                                                              29.46%      (34.96)%        7.56%       15.29%
Ratio of net expenses to average net assets+                                0.97%        0.82%         0.74%        0.94%
Ratio of net investment income to average net assets+                       1.22%        1.36%         1.03%        1.06%
Portfolio turnover rate                                                       90%          87%           82%         184%
Net assets, end of period (in thousands)                                 $44,744      $73,947      $153,377     $140,283
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                               0.97%        0.82%         0.74%        0.94%
 Net investment income                                                      1.22%        1.36%         1.03%        1.06%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                               0.97%        0.82%         0.74%        0.94%
 Net investment income                                                      1.22%        1.36%         1.03%        1.06%
========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

32    Pioneer Research Fund | Semiannual Report | 6/30/2011

Notes to Financial Statements | 6/30/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets



                    Pioneer Research Fund | Semiannual Report | 6/30/2011     33
and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At June 30, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed-income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


34     Pioneer Research Fund | Semiannual Report | 6/30/2011

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities, but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of June 30, 2011.


D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


                    Pioneer Research Fund | Semiannual Report | 6/30/2011     35

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

   The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the year ended December 31, 2010 was as follows:


----------------------------------------
                                    2010
----------------------------------------
Distributions paid from:
Ordinary income                 $448,784
Long-term capital gain                --
----------------------------------------
  Total                         $448,784
========================================


   The following shows components of distributable earnings on a federal income tax basis at December 31, 2010:


--------------------------------------------------
                                              2010
--------------------------------------------------
Distributable earnings:
Undistributed ordinary income        $       4,263
Capital loss carryforward              (37,274,422)
Unrealized appreciation                 12,932,881
--------------------------------------------------
  Total                              $ (24,337,278)
==================================================


   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on partnerships.


E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $1,905 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2011.


36     Pioneer Research Fund | Semiannual Report | 6/30/2011

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the fiscal year, the Fund recognized gains of $175 in the settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


                    Pioneer Research Fund | Semiannual Report | 6/30/2011     37

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. For the six months ended June 30, 2011, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. Expenses waived during the six months ended June 30, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through May 1, 2012 for Class A, Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $979 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.


38     Pioneer Research Fund | Semiannual Report | 6/30/2011

For the six months ended June 30, 2011, such out-of-pocket expenses by class of shares were as follows:


--------------------------------------------
Shareholder Communications:
--------------------------------------------
Class A                               $6,664
Class B                                1,475
Class C                                  700
Class Y                                  851
--------------------------------------------
  Total                               $9,690
============================================


Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,289 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2011.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $234 in distribution fees payable to PFD at June 30, 2011.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2011, CDSCs in the amount of $615 were paid to PFD.


                    Pioneer Research Fund | Semiannual Report | 6/30/2011     39

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2011, the Fund's expenses were not reduced under such arrangements.


6. Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 was as follows:


-------------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for
as Hedging
Instruments Under
Accounting
Standards             Location of Gain
Codification          or (Loss) On                                                       Realized Gain
(ASC) 815             Derivatives                                                        on Derivatives
(formerly FASB        Recognized                                                         Recognized
Statement 133)        in Income                                                          in Income
-------------------------------------------------------------------------------------------------------
Foreign Exchange      Net realized gain on forward foreign currency contracts and        $ (2,085)
Contracts             other assets and liabilities denominated in foreign currencies


7. Subsequent Events

On August 5, 2011, Standard & Poor's Ratings Services (S&P) lowered its credit rating of the United States' long-term debt from AAA to AA+, with a "Negative" outlook. S&P reaffirmed its top (A-1+) rating on the U.S. government's short-term debt. S&P's downgrade reflects their opinion that the fiscal consolidation plan, that Congress and the Obama Administration agreed to on August 2, 2011 falls short of what would be necessary to stabilize the government's medium-term debt dynamics. The downgrade also reflects S&P's opinion that the effectiveness, stability, and predictability of U.S. policymaking and political institutions have weakened at a time of ongoing fiscal and economic challenges to a degree more than they envisioned when S&P assigned a negative outlook to the rating on April 18, 2011. The long-term effect of the downgrade is uncertain at this time.

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.


40     Pioneer Research Fund | Semiannual Report | 6/30/2011

Trustees, Officers and Service Providers


Trustees                                           Officers
John F. Cogan, Jr., Chairman                       John F. Cogan, Jr., President
David R. Bock                                      Daniel K. Kingsbury, Executive
Mary K. Bush                                         Vice President
Benjamin M. Friedman                               Mark E. Bradley, Treasurer
Margaret B.W. Graham                               Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                    Pioneer Research Fund | Semiannual Report | 6/30/2011     41

                           This page for your notes.

42     Pioneer Research Fund | Semiannual Report | 6/30/2011

                           This page for your notes.

                    Pioneer Research Fund | Semiannual Report | 6/30/2011     43

                           This page for your notes.

44     Pioneer Research Fund | Semiannual Report | 6/30/2011

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: us.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2011

* Print the name and title of each signing officer under his or her signature.